SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net loss attributable to ordinary shareholders, basic		$ (9,646,142)	$ (1,280,661)	$ (2,670,075)
Net loss attributable to ordinary shareholders, diluted		$ (9,646,142)	$ (1,280,661)	$ (2,670,075)
Weighted-average ordinary shares outstanding, basic	[1],[2]	9,311,589	9,224,116	9,224,116
Weighted-average ordinary shares outstanding, diluted	[1],[2]	9,311,589	9,224,116	9,224,116
Basic		$ (1.04)	$ (0.14)	$ (0.29)
Diluted		$ (1.04)	$ (0.14)	$ (0.29)

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 80-for-1 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025.
[2]	Giving retroactive effect to the issuance of ordinary shares effected on April 21, 2023.